Guarantor (Statement of Financial Position - Paranthetical) (Details) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Guarantee Obligations [Line Items]
Cash and equivalents	$ 75,075	$ 70,483
Investment in subsidiaries
Guarantee Obligations [Line Items]
Cash and equivalents	37,900	40,100
Discontinued Operations [Member] | Investment in subsidiaries
Guarantee Obligations [Line Items]
Net assets	$ 33,600	$ 40,000